Intangible Assets - Narrative (Detail) - Micromidas, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets weighted average useful life	9 years 10 months 13 days
Amortization expense	$ 0.0	$ 0.0